ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of information related to Entity's subsidiary, VIEs And VIE's subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Jun. 25, 2021	Jun. 24, 2021	Dec. 31, 2020
Investment Holdings
Percentage of interest		33.30%
Qianxiang Tiancheng [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 28, 2002
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Wangjing [Member]
Investment Holdings
Later of date of incorporation or acquisition	Nov. 11, 2008
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")
Investment Holdings
Later of date of incorporation or acquisition	Mar. 21, 2005
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Ownership interest held	100.00%
Percentage of interest	100.00%
Haitaoche Shareholders | KaixinAutoHoldingsMember
Investment Holdings
Percentage of legal ownership by Renren Inc				51.00%
Ownership interest held				51.00%
Percentage of interest				51.00%
KaixinAutoHoldingsMember
Investment Holdings
Percentage of legal ownership by Renren Inc			69.40%	69.40%
Ownership interest held			69.40%	69.40%
Percentage of interest			69.40%	69.40%
Chime Technologies, Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Sep. 07, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	77.80%
Principal activities	SaaS business
Ownership interest held	77.80%
Percentage of interest	77.80%
Trucker Path
Investment Holdings
Later of date of incorporation or acquisition	Dec. 28, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	77.80%
Principal activities	SaaS business
Ownership interest held	77.80%
Percentage of interest	77.80%
Shandong Jieying Huaqi Automobile Service Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jul. 20, 2017
Place of incorporation	PRC
Principal activities	Internet business
Lucrativ Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 22, 2018
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interest held	100.00%
Percentage of interest	100.00%
Renren Giantly Philippines Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Mar. 31, 2018
Place of incorporation	Philippines
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Ownership interest held	100.00%
Percentage of interest	100.00%